                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549



                                   FORM N-Q


            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


                 Investment Company Act file number 811-05620








                       The Zweig Total Return Fund, Inc.
              (Exact name of registrant as specified in charter)

                           900 Third Ave, 31st Floor
                            New York, NY 10022-4728
              (Address of principal executive offices) (Zip code)



                              Kevin J. Carr, Esq.
                     Vice President, Chief Legal Officer,
                     Counsel and Secretary for Registrant
                               100 Pearl Street
                            Hartford, CT 06103-4506
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 800-272-2700


Date of fiscal year end: December 31


Date of reporting period: March 31, 2009


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

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Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

                       THE ZWEIG TOTAL RETURN FUND, INC.

                            SCHEDULE OF INVESTMENTS

                                March 31, 2009
                                  (Unaudited)

($ reported in thousands)

                                                                Par      Value
                                                              -------  --------
      INVESTMENTS
      U.S. GOVERNMENT SECURITIES                      42.0%
         U. S. Treasury Bond
           7.50%, 11/15/16..............................      $20,000  $ 26,852
           8.88%, 2/15/19...............................       10,000    15,087
         U. S. Treasury Note
           2.00%, 9/30/10...............................       26,000    26,519
           4.00%, 11/15/12..............................       18,500    20,281
         U. S. Treasury Inflation Indexed Note
           2.00%, 7/15/14/(4)/..........................       27,000    31,222
           2.00%, 1/15/16/(4)/..........................       25,000    27,431
           2.38%, 1/15/17/(4)/..........................       31,000    34,460
                                                                       --------
             Total U.S. Government Securities (Identified Cost
               $162,827).......................................         181,852
                                                                       --------
      CORPORATE BONDS                                  4.3%
      ENERGY -- 1.6%
         Nabors Industries, Inc. 144A 9.25%, 1/15/19/(3)/.      4,000     3,793
         Weatherford International, Inc. 6.35%, 6/15/17...      3,550     3,042
                                                                       --------
                                                                          6,835
                                                                       --------
      INDUSTRIALS -- 1.8%
         CSX Corp. 6.25%, 3/15/18.........................      4,000     3,446
         Ingersoll-Rand Global Holding Co. Ltd. 6.88%,
           8/15/18........................................      4,814     4,494
                                                                       --------
                                                                          7,940
                                                                       --------
      UTILITIES -- 0.9%
         Duke Energy Corp. 6.30%, 2/1/14..................      4,000     4,095
                                                                       --------
                                                                          4,095
                                                                       --------
             Total Corporate Bonds (Identified Cost $19,316)...          18,870
                                                                       --------

                     See notes to schedule of investments

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
                                                         Number of
                                                          Shares    Value
                                                         --------- -------
     COMMON STOCKS                                 38.5%
     CONSUMER DISCRETIONARY -- 2.5%
        McDonald's Corp..............................      90,000  $ 4,911
        NIKE, Inc. Class B...........................      82,000    3,845
        Under Armour, Inc. Class A/(2)/..............     136,000    2,235
                                                                   -------
                                                                    10,991
                                                                   -------
     CONSUMER STAPLES -- 5.7%
        Altria Group, Inc............................     455,000    7,289
        Bunge Ltd....................................      73,000    4,135
        Costco Wholesale Corp........................      71,000    3,289
        PepsiCo, Inc.................................     106,000    5,457
        Philip Morris International, Inc.............     132,000    4,696
                                                                   -------
                                                                    24,866
                                                                   -------
     ENERGY -- 5.0%
        Chesapeake Energy Corp.......................     130,000    2,218
        ConocoPhillips...............................     102,000    3,994
        Halliburton Co...............................     180,000    2,785
        Massey Energy Co.............................     171,000    1,731
        Occidental Petroleum Corp....................      73,000    4,062
        Petroleo Brasileiro S.A. ADR.................     100,000    3,047
        St. Mary Land & Exploration Co...............     157,000    2,077
        Valero Energy Corp...........................      90,000    1,611
                                                                   -------
                                                                    21,525
                                                                   -------
     FINANCIALS -- 4.8%
        Allstate Corp. (The).........................     156,000    2,987
        Goldman Sachs Group, Inc. (The)..............      41,000    4,347
        Hudson City Bancorp, Inc.....................     308,000    3,601
        Reinsurance Group of America, Inc............     104,000    3,369
        Templeton Dragon Fund, Inc...................     142,000    2,516
        Wells Fargo & Co.............................     209,000    2,976
        Wilmington Trust Corp........................     119,000    1,153
                                                                   -------
                                                                    20,949
                                                                   -------
     HEALTH CARE -- 4.7%
        Celgene Corp./(2)/...........................      67,000    2,975
        Gilead Sciences, Inc./(2)/...................      74,000    3,428
        Johnson & Johnson............................      72,000    3,787
        Merck & Co., Inc.............................     172,000    4,601
        St. Jude Medical, Inc./(2)/..................      76,000    2,761
        UnitedHealth Group, Inc......................     128,000    2,679
                                                                   -------
                                                                    20,231
                                                                   -------

                     See notes to schedule of investments

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
                                                            Number of
                                                             Shares     Value
                                                            ---------  --------
     INDUSTRIALS -- 3.9%
        Boeing Co. (The)................................       89,000  $  3,167
        Caterpillar, Inc................................      111,000     3,104
        Continental Airlines, Inc. Class B/(2)/.........      207,000     1,824
        Foster Wheeler AG/(2)/..........................      105,000     1,834
        L-3 Communications Holdings, Inc................       54,000     3,661
        Union Pacific Corp..............................       86,000     3,535
                                                                       --------
                                                                         17,125
                                                                       --------
     INFORMATION TECHNOLOGY -- 6.3%
        Cisco Systems, Inc./(2)/........................      191,000     3,203
        Corning, Inc....................................      241,000     3,198
        Hewlett-Packard Co..............................      123,000     3,943
        International Business Machines Corp............       51,000     4,941
        Microsoft Corp..................................      188,000     3,454
        Nokia Oyj Sponsored ADR.........................      297,000     3,466
        QUALCOMM, Inc...................................      126,000     4,903
                                                                       --------
                                                                         27,108
                                                                       --------
     MATERIALS -- 2.7%
        Alcoa, Inc......................................      210,000     1,541
        Freeport-McMoRan Copper & Gold, Inc.............       67,000     2,553
        NuCor Corp......................................      112,000     4,275
        Potash Corp. of Saskatchewan, Inc...............       39,000     3,152
                                                                       --------
                                                                         11,521
                                                                       --------
     TELECOMMUNICATION SERVICES -- 2.9%
        AT&T, Inc.......................................      233,000     5,872
        Verizon Communications, Inc.....................      223,000     6,734
                                                                       --------
                                                                         12,606
                                                                       --------
            Total Common Stocks (Identified Cost $227,864).....         166,922
                                                                       --------
     EXCHANGE TRADED FUNDS                            1.0%
        PowerShares Deutsche Bank Agriculture Fund/(2)/.      171,000     4,188
                                                                       --------
            Total Exchange Traded Funds (Identified Cost $5,386)          4,188
                                                                       --------
            Total Long Term Investments -- 85.8% (Identified cost
              $415,393)........................................         371,832
                                                                       --------
     SHORT-TERM INVESTMENTS                          13.7%
     MONEY MARKET MUTUAL FUNDS -- 2.2%
        State Street Institutional Liquid Reserves Fund
          (seven-day effective yield 0.577%)............    9,406,673     9,407
                                                                       --------
                                                                          9,407
                                                                       --------

                     See notes to schedule of investments

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

                                                           Par        Value
                                                         -------  --------
     U.S. TREASURY BILLS/(5)/ -- 11.5%
        U.S. Treasury Bill 0.79%, 7/30/09............    $50,000  $ 49,958
                                                                  --------
                                                                    49,958
                                                                  --------
            Total Short-Term Investments (Identified Cost
              $59,276)....................................          59,365
                                                                  --------
            Total Investments (Identified Cost $474,669) --
              99.5%.......................................         431,197/(1)/
            Other assets and liabilities, net -- 0.5%.....           2,060
                                                                  --------
            Net Assets -- 100.0%..........................        $433,257
                                                                  --------

--------
 (1) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $22,687 and gross depreciation of $70,013 for federal income tax purposes. At March 31, 2009 , the aggregate cost of securities for federal income tax purposes was $478,522.
 (2) Non-income producing.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to a value of $3,793 or 0.9% of net assets.
 (4) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
 (5) The rate shown is the discount rate.

                     See notes to schedule of investments

                       THE ZWEIG TOTAL RETURN FUND, INC.

                       NOTES TO SCHEDULE OF INVESTMENTS

                                March 31, 2009
                                  (Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

  A. Security Valuation:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and other assets may be valued at fair value as determined in good faith by or under the direction of the Directors.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   Investments in underlying money market mutual funds are valued at each fund's closing net asset value.

   The Fund has adopted the provisions of the Statement of Financial Accounting Standards No. 157 (SFAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

   .   Level 1 -- quoted prices in active markets for identical securities

   . Level 2 -- prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 -- prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

($ reported in thousands)

                                                               Investments in
  Valuation Inputs                                               Securities
  ----------------                                             --------------
  Assets:
  Level 1 -- Quoted Prices....................................    $180,517
  Level 2 -- Other Significant Observable Inputs..............     250,680
  Level 3 -- Significant Unobservable Inputs..................          --
                                                                  --------
  Total.......................................................    $431,197
                                                                  ========

NOTE 2 -- RECENTLY ISSUED ACCOUNTING STANDARDS

   In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 (See Note 1 A), when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Funds' financial statement disclosures.

   In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact, if any, of FAS 161 on financial statement disclosures.

Item 2. Controls and Procedures.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Zweig Total Return Fund, Inc.

By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------
                           George R. Aylward, President
                           (principal executive officer)
Date MAY 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------
                           George R. Aylward, President
                           (principal executive officer)
Date MAY 29, 2009

By (Signature and Title)*  /s/ Nancy G. Curtiss
                           -----------------------------
                           Nancy G. Curtiss, Treasurer
                           (principal financial officer)
Date MAY 29, 2009

* Print the name and title of each signing officer under his or her signature.